STOCK BASED COMPENSATION (Schedule Of Compensation Expense For Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Oct. 02, 2011
Stock Based Compensation [Abstract]
Number of shares outstanding at beginning of year (in Shares)	72,200	38,000	82,000	52,600
Weighted average exercise price of shares outstanding at the beginning of the year (in Dollars per Share)	$ 2.19
Aggregate intrinsic value of shares outstanding	$ 0	$ 0
Number of shares granted during the period (in Shares)	0	66,000
Weighted average exercise price of shares granted during the period (in Dollars per Share)	$ 0	$ 0.38
Number of shares exercised during the period (in Shares)	0	0
Weighted average exercise price of shares exercised during the period (in Dollars per Share)	$ 0.00	$ 0.00
Number of shares forfeited during the period (in Shares)	19,200	31,800
Weighted average exercise price of shares forfeited during the period (in Dollars per Share)	$ 6.15	$ 1.15
Weighted average remaining contractual term of shares outstanding (in Duration)	3 years 3 months 22 days	3 years 5 months 1 day
Aggregate intrinsic value of options exercisable	0	0
Number of shares outstanding at the end of the year (in Shares)	53,000	72,200	82,000	52,600
Weighted average exercise price of shares outstanding at the end of the year (in Dollars per Share)	$ 0.76	$ 2.19
Number of shares vested and exercisable at the end of the year (in Shares)	14,500	13,900
Weighted average exercise price of shares vested and exercisable at the end of the period (in Dollars per Share)	$ 1.30	$ 6.34
Weighted average remaining contractual term of shares vested and exercisable (in Duration)	2 years 4 months 10 days	6 months 29 days
Aggregate intrinsic value of shares vested and exercisable at the end of the year	$ 0	$ 0